UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/04

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

    /s/ Richard G. Sowden            Dallas, TX                 2/4/05
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  $  142,752
                                         -----------
                                         (thousands)

List of Other Included Managers:


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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         COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7      COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
      NAME OF ISSUER       TITLE OF CLASS    CUSIP        VALUE          QUANTITY    DISCRETION     OTHER        VOTING
                                                                                                   MANAGERS     AUTHORITY
--------------------------------------------------------------------------------------------------------------------------
American Intl Group        COM             026874AN7     644,141.45     9,809 SHRS      SOLE          N/A         SOLE
Anheuser Busch Co Inc      COM             O35229103   3,878,612.88    76,456 SHRS      SOLE          N/A         SOLE
Arch Capital Group Ltd     COM             G0450A105   1,921,687.20    49,656 SHRS      SOLE          N/A         SOLE
Arrow Electronics Inc      COM             O42735100   1,314,508.50    54,095 SHRS      SOLE          N/A         SOLE
BB&T Corporation           COM             O54937107     400,820.60     9,532 SHRS      SOLE          N/A         SOLE
Berkshire Hathaway Cl A    COM             O84670108     791,100.00         9 SHRS      SOLE          N/A         SOLE
Berkshire Hathaway Cl B    COM             O84670207   3,599,536.00     1,226 SHRS      SOLE          N/A         SOLE
Bp Amoco Plc Adr           COM             O55622104     260,580.80     4,462 SHRS      SOLE          N/A         SOLE
Bristol Myers Squibb       COM             110122AN8     495,936.55    19,357 SHRS      SOLE          N/A         SOLE
CenturyTel Inc             COM             156700106   4,581,317.90   129,160 SHRS      SOLE          N/A         SOLE
Charles Schwab Corp        COM             808513105     319,920.76    26,749 SHRS      SOLE          N/A         SOLE
ChevronTexaco Corp         COM             166764100     347,141.13     6,611 SHRS      SOLE          N/A         SOLE
Cintas Corp                COM             172908105     778,909.74    17,759 SHRS      SOLE          N/A         SOLE
CISCO Systems              COM             17275R102     256,221.84    13,262 SHRS      SOLE          N/A         SOLE
Comcast Corp A             COM             20030N101   3,783,470.08   113,686 SHRS      SOLE          N/A         SOLE
Commercial Metals Co       COM             201723103     438,369.94     8,670 SHRS      SOLE          N/A         SOLE
Costco Whsl Corp           COM             22160K105   3,580,599.03    73,964 SHRS      SOLE          N/A         SOLE
Dell Inc                   COM             24702R101   4,286,270.10   101,715 SHRS      SOLE          N/A         SOLE
Exxon Mobil Corporation    COM             30231G102   3,109,488.89    60,661 SHRS      SOLE          N/A         SOLE
Fidelity Natl Finl Inc     COM             316326107   3,760,745.74    82,346 SHRS      SOLE          N/A         SOLE
First Data Corporation     COM             319963104   2,623,233.35    61,665 SHRS      SOLE          N/A         SOLE
Gannett Co                 COM             364730101     842,572.10    10,313 SHRS      SOLE          N/A         SOLE
General Electric Corp      COM             369604103   5,873,213.02   160,910 SHRS      SOLE          N/A         SOLE
Genuine Parts Co           COM             372460105   1,191,955.18    27,053 SHRS      SOLE          N/A         SOLE
Global Imaging Sys Inc     COM             37934A100   1,042,800.00    26,400 SHRS      SOLE          N/A         SOLE
Health Care Sector SPDR    SB1 MATERIALS   81369Y209   4,804,357.32   159,137 SHRS      SOLE          N/A         SOLE
Home Depot Inc             COM             437076102   2,193,317.31    51,318 SHRS      SOLE          N/A         SOLE
Intel Corp.                COM             458140100   4,156,484.44   177,703 SHRS      SOLE          N/A         SOLE
Intergraph Corp            COM             458683109     341,176.17    12,669 SHRS      SOLE          N/A         SOLE
Intl Bancshares Corp       COM             459044103   1,989,005.04    50,508 SHRS      SOLE          N/A         SOLE
Intl Business Machines     COM             459200101     542,877.21     5,507 SHRS      SOLE          N/A         SOLE
Jacuzzi Brands Inc         COM             469865109     214,121.49    24,612 SHRS      SOLE          N/A         SOLE
Johnson & Johnson          COM             478160104   6,136,960.89    96,767 SHRS      SOLE          N/A         SOLE
Kinder Morgan Energy LP    UT LTD PARTNER  494550106     248,248.00     5,600 SHRS      SOLE          N/A         SOLE
Kinder Morgan Inc          COM             49455P101     329,085.00     4,500 SHRS      SOLE          N/A         SOLE
Markel Corp Hldg Co        COM             570535104   4,891,796.00    13,439 SHRS      SOLE          N/A         SOLE
Maxtor Corporation         COM             577729205     217,300.00    41,000 SHRS      SOLE          N/A         SOLE
Mc Donalds Corp            COM             580135101   3,036,542.66    94,714 SHRS      SOLE          N/A         SOLE
Medtronic Inc              COM             585055AB2     849,357.00    17,100 SHRS      SOLE          N/A         SOLE
Merck & Co Inc             COM             589331107   3,797,469.42   118,154 SHRS      SOLE          N/A         SOLE
Microsoft Corp.            COM             594918104   2,647,575.34    99,086 SHRS      SOLE          N/A         SOLE
Northrop Grumman Corp      COM             666807102     749,189.52    13,782 SHRS      SOLE          N/A         SOLE

--------------------------------------------------------------------------------------------------------------------------
         COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7      COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
      NAME OF ISSUER       TITLE OF CLASS    CUSIP        VALUE          QUANTITY    DISCRETION     OTHER        VOTING
                                                                                                   MANAGERS     AUTHORITY
--------------------------------------------------------------------------------------------------------------------------
Nuveen Insd Div Adv Fund   COM             67071L106     277,770.00    19,700 SHRS      SOLE          N/A         SOLE
Pepsico                    COM             713448108     306,942.36     5,880 SHRS      SOLE          N/A         SOLE
Pfizer Incorporated        COM             717081103   2,148,461.41    79,898 SHRS      SOLE          N/A         SOLE
Safeco Corp                COM             786429100     361,239.60     6,915 SHRS      SOLE          N/A         SOLE
Schering Plough Corp       COM             806605101     621,095.31    29,746 SHRS      SOLE          N/A         SOLE
Servicemaster Company      COM             81760N109   3,959,779.07   287,149 SHRS      SOLE          N/A         SOLE
Steak N Shake Company      COM             857873103   2,175,607.76   108,347 SHRS      SOLE          N/A         SOLE
Sungard Data Systems Inc   COM             867363103   3,059,328.37   107,989 SHRS      SOLE          N/A         SOLE
Sysco Corporation          COM             871829107     657,172.89    17,217 SHRS      SOLE          N/A         SOLE
Texas Industries Inc       COM             882491103     860,844.00    13,800 SHRS      SOLE          N/A         SOLE
Texas Instruments Inc      COM             882508104     843,739.76    34,271 SHRS      SOLE          N/A         SOLE
Time Warner Inc            COM             887317105   4,629,489.00   238,020 SHRS      SOLE          N/A         SOLE
Toys R US Hldg Co          COM             892335100   5,101,492.46   249,218 SHRS      SOLE          N/A         SOLE
UnitedHealth Group Inc     COM             91324P102     264,794.24     3,008 SHRS      SOLE          N/A         SOLE
Wachovia Corp New          COM             929903102   1,336,408.20    25,407 SHRS      SOLE          N/A         SOLE
Wal-Mart Stores Inc        COM             931142103   7,231,682.72   136,912 SHRS      SOLE          N/A         SOLE
Walt Disney Co.            COM             254687AUO   3,645,516.48   131,134 SHRS      SOLE          N/A         SOLE
Wells Fargo & Co New       COM             949746101  15,755,087.15   253,501 SHRS      SOLE          N/A         SOLE
Xto Energy Inc             COM             98385X106   2,247,648.64    63,529 SHRS      SOLE          N/A         SOLE